Income Taxes - Net Deferred Tax Assets Included in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Current assets: Deferred income taxes, net	¥ 18,773	¥ 20,749
Investments and other assets:
Investments and other assets: Deferred income taxes, net	1,913	1,875
Current liabilities:
Current liabilities: Other current liabilities, net	(78)	(371)
Long-term liabilities:
Long-term liabilities: Deferred income taxes, net	(3,052)	(4,424)
Net deferred tax assets	¥ 17,556	¥ 17,829